CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 36,404	$ 64,668
Restricted cash	1,238	2,858
Bank deposits	30,200	18,083
Accounts receivable, net	86,855	68,335
Prepaid expenses and other current assets	9,582	7,689
Total current assets	164,279	161,633
Deferred tax assets, net	1,908	1,223
Investments	347	277
Deposits with customers	1,416	1,454
Restricted cash	1,741	1,795
Property and equipment, net	4,867	4,666
Operating leases right of use assets	12,060	13,138
Goodwill	712	633
Other assets	1,109	963
Total assets	188,439	185,782
CURRENT LIABILITIES:
Financial institutions payable	14,376	3,181
Accounts payable	7,330	6,716
Accrued expenses and other current liabilities	52,564	50,815
Value added tax (VAT) payable	9,773	9,138
Income tax and other taxes payable	4,882	4,464
Operating lease liabilities, current	4,509	4,876
Total current liabilities	93,434	79,190
Operating lease liabilities, non current	7,769	8,296
Other liabilities	11,822	13,966
Total liabilities	113,025	101,452
COMMITMENTS AND CONTINGENCIES
REDEEMABLE NON-CONTROLLING INTERESTS	89,622	90,737
SHAREHOLDERS' DEFICIT:
Common stock, 0.01 Euro par value; 150,000,000 shares authorized as of June 30, 2025 and December 31, 2024; 37,433,333 shares issued and outstanding as of June 30, 2025 and December 31, 2024	426	426
Additional paid-in capital	38,600	38,600
Accumulated deficit	(43,751)	(35,672)
Accumulated other comprehensive loss	(8,126)	(8,367)
Treasury shares	(1,518)	(1,518)
Non controlling interest in subsidaries	161	124
Total shareholders' deficit	(14,208)	(6,407)
Total liabilities and shareholders' deficit	$ 188,439	$ 185,782